Other financial assets and other non-current assets - Additional Information (Details) - EUR (€) € in Thousands			12 Months Ended
	Mar. 24, 2023	Nov. 16, 2021	Dec. 31, 2023	Dec. 31, 2021	Oct. 01, 2023	Dec. 31, 2022	Apr. 29, 2022	Aug. 09, 2021
Other financial assets and other non-current assets
Percentage of voting interests acquired							70.00%
Equity-accounted investee						€ 33,888
Cash consideration paid for acquisition of equity investment			€ 3,716	€ 2,605
Increase equity through issue				€ 546,630
NBA Partnership Agreement
Other financial assets and other non-current assets
Agreement term		8 years
Vested warrants recognized at the grant date		20.00%
Increase equity through issue		€ 35,300
Warrants measured at fair value recorded as intangible asset					€ 87,300
Equity investments
Other financial assets and other non-current assets
Percentage of voting interests acquired	18.70%
Investments in equity instruments designated at fair value through other comprehensive income			3,600
Cash consideration paid for acquisition of equity investment	€ 3,700
Gameradar
Other financial assets and other non-current assets
Percentage of voting interest acquired								14.40%
Investments in equity instruments designated at fair value through other comprehensive income			€ 2,700			€ 2,800